Revision to prior period financial statements	9 Months Ended
Sep. 30, 2025
Disclosure of revision to prior period financial statements
Revision to prior period financial statements

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

21.Revisions to prior period financial statements

As previously reported in our condensed consolidated financial statements for the three and six months ended June 30, 2025, we identified two revisions which impact the condensed consolidated financial statements for the three and nine months ended September 30, 2025 as described below:

●	A correction to the depreciation calculation for Property, plant and equipment in our SSA segment related to periods prior to the year ended December 31, 2024. This revision resulted in a decrease of $30.5 million to Property, plant and equipment, a decrease of $11.9 million to Deferred income tax liabilities and a corresponding increase of $18.6 million to Accumulated Losses on the consolidated statement of financial position as of December 31, 2024 and January 1, 2024.
●	A correction to the classification of Deferred revenue in our Nigeria segment. This revision resulted in $45.4 million of Trade and Other payables previously reported as current liabilities being reclassified to non-current liabilities on the consolidated statement of financial position as of December 31, 2024.

These revisions had no effect on our statement of income/loss and other comprehensive income or statement of cash flows for the year ended December 31, 2024, and for the three and nine months ended September 30, 2025. We evaluated the impact of these items under the guidance of the SEC Staff Accounting Bulletin No. 99, “Materiality” and determined that they were not material to our previously issued financial statements. Accordingly, we have revised the condensed consolidated statement of financial position, note 5 and note 14 as of December 31, 2024, and the condensed consolidated statement of changes in equity included in the accompanying financial statements.